Initial public offering (Details Narrative) - USD ($)	Nov. 23, 2021	Sep. 30, 2024	Aug. 30, 2024	Dec. 31, 2023	Aug. 18, 2023
Sale of stock price per share			$ 10.00
Warrant exercise price per share		$ 0.01
InFint Acquisition Corporation [Member]
Underwriting fees	$ 2,499,985
Deferred underwriting commissions	5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540
Warrant exercise price per share	$ 11.50			$ 0.01
Common Class A [Member] | InFint Acquisition Corporation [Member]
Sale of stock price per share				12.00	$ 10.94
IPO [Member] | InFint Acquisition Corporation [Member]
Sale of stock price per share	$ 10.15			$ 10.15
Proceeds from initial public offering	$ 202,998,782
IPO [Member] | Common Class A [Member]
Number of shares issued	17,391,200
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 199,998,800
IPO [Member] | Common Class A [Member] | InFint Acquisition Corporation [Member]
Number of shares issued	19,999,880
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 199,998,800
Offering costs	9,351,106
Underwriting fees	2,499,985
Deferred underwriting commissions	5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540